PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Detailed Information about Property, Plant and Equipment

	Machinery and Equipment	Computer Equipment and Software	Other	Total
Cost
As at December 31, 2023	$8,366	$1,979	$6,144	$16,489
Additions	2,109	252	–	2,361
Disposals	(159)	–	–	(159)
As at December 31, 2024	$10,316	$2,231	$6,144	$18,691
Additions	437	67	3,907	4,411
Balance at December 31, 2025	$10,753	$2,298	$10,051	$23,102

Accumulated Depreciation
As at December 31, 2023	$5,179	$1,828	$4,078	$11,085
Depreciation	1,047	149	1,056	2,252
As at December 31, 2024	$6,226	$1,977	$5,134	$13,337
Depreciation	1,033	157	1,010	2,200
Balance at December 31, 2025	$7,259	$2,134	$6,144	$15,537

Net book value at December 31, 2024	$4,090	$254	$1,010	$5,354
Net book value at December 31, 2025	$3,494	$164	$3,907	$7,565